SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2020	Jun. 30, 2020
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Increased (Decreased) in net income	$ 5,440	$ 6,280
Increased (Decreased) net income per share basic	$ 0.09	$ 0.10
Increased (Decreased) net income per share diluted	$ 0.09	$ 0.10
Retained earnings			$ 752,133
Income tax recoverable	$ 7			$ 870
Other Income [Member]
Accounting Policies [Line Items]
Gain loss due to change in fair value of embedded derivatives	1,000	$ 609
Accounting Standards Update 2016-13 [Member]
Accounting Policies [Line Items]
Retained earnings			22,340
Income tax recoverable			$ 2,641
Service [Member]
Accounting Policies [Line Items]
Increased (Decreased) in net income	$ 5,585	$ 3,212
Increased (Decreased) net income per share basic	$ 0.09	$ 0.05
Increased (Decreased) net income per share diluted	$ 0.09	$ 0.05
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 4,410			2,500
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	4,490			16,127
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 332,004			$ 306,322
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	3 years
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	6 months
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years